9. Commitments and Contingencies: Contractual Obligation, Fiscal Year Maturity Schedule (Details)	Dec. 31, 2018 USD ($)
Details
Operating Leases, Future Minimum Payments Due, Next Twelve Months	$ 7,015,801
Operating Leases, Future Minimum Payments, Due in Two Years	5,930,343
Operating Leases, Future Minimum Payments, Due in Three Years	4,361,351
Operating Leases, Future Minimum Payments, Due in Four Years	2,836,961
Operating Leases, Future Minimum Payments, Due in Five Years	1,357,035
Operating Leases, Future Minimum Payments, Due Thereafter	103,754
Operating Leases, Future Minimum Payments Due	$ 21,605,245